Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Party- in-Interest Transactions

5. Party-in-Interest Transactions

Transactions involving the Company Stock and notes receivable from participants are considered party-in-interest transactions. These transactions are not, however, considered prohibited transactions under 29 CFR 408(b) of ERISA regulations.

As of December 31, 2024 and 2023, the Plan held 645,120 and 670,911 shares of the Company Stock, respectively. The Company did not declare a dividend in 2024 or 2023.

During the years ended December 31, 2024 and 2023, purchases of shares by the Plan totaled $798,903 and $1,090,961, respectively, and sales of shares by the Plan totaled $1,078,791 and $893,938, respectively.

Transactions involving investments administered by Fidelity, the Plan trustee, are considered party-in-interest transactions. These transactions are not, however, considered prohibited under ERISA regulations. As outlined in Note 2, "Summary of Significant Accounting Policies," the Plan paid certain expenses related to the Plan operations and investment activity to various service providers. These transactions qualify as party-in-interest transactions. These transactions are not, however, considered prohibited under ERISA regulations.